UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Strategic Value Fund

	Shares	Value ($)
Common Stocks 94.3%
Consumer Discretionary 6.9%
Auto Components 0.3%
Goodyear Tire & Rubber Co.*	600,000	5,544,000
Hotels Restaurants & Leisure 2.2%
McDonald's Corp. (a)	500,000	36,530,000
Leisure Equipment & Products 0.5%
Mattel, Inc. (a)	440,000	9,235,600
Media 1.6%
Time Warner, Inc. (a)	900,000	26,982,000
Multiline Retail 1.3%
Big Lots, Inc.* (a)	250,000	7,815,000
Target Corp. (a)	275,000	14,069,000

		21,884,000
Textiles, Apparel & Luxury Goods 1.0%
VF Corp. (a)	230,000	16,242,600
Consumer Staples 10.4%
Beverages 3.4%
PepsiCo, Inc. (a)	875,000	56,157,500
Food & Staples Retailing 1.8%
CVS Caremark Corp.	600,000	16,200,000
Safeway, Inc. (a)	750,000	14,100,000

		30,300,000
Food Products 1.0%
General Mills, Inc.	480,000	17,356,800
Tobacco 4.2%
Altria Group, Inc. (a)	2,000,000	44,640,000
Philip Morris International, Inc. (a)	500,000	25,720,000

		70,360,000
Energy 15.8%
Energy Equipment & Services 3.1%
Ensco PLC (ADR) (a)	500,000	20,565,000
National-Oilwell Varco, Inc.	375,000	14,096,250
Transocean Ltd.* (a)	345,000	17,560,500

		52,221,750
Oil, Gas & Consumable Fuels 12.7%
Apache Corp. (a)	400,000	35,940,000
Chevron Corp. (a)	500,000	37,080,000
ConocoPhillips (a)	1,100,000	57,673,000
ExxonMobil Corp. (a)	300,155	17,757,170
Hess Corp. (a)	550,000	27,637,500
Marathon Oil Corp. (a)	900,000	27,441,000
Nexen, Inc.	500,000	9,255,000

		212,783,670
Financials 11.5%
Capital Markets 1.2%
The Goldman Sachs Group, Inc.	145,000	19,856,300
Commercial Banks 1.2%
Wells Fargo & Co. (a)	850,000	20,017,500
Consumer Finance 0.6%
Capital One Financial Corp. (a)	250,000	9,465,000
Diversified Financial Services 6.3%
Bank of America Corp.	2,800,000	34,860,000
Citigroup, Inc.*	6,000,000	22,320,000
JPMorgan Chase & Co. (a)	1,350,000	49,086,000

		106,266,000
Insurance 2.0%
Hartford Financial Services Group, Inc. (a)	630,000	12,700,800
Lincoln National Corp.	900,000	21,024,000

		33,724,800
Thrifts & Mortgage Finance 0.2%
Washington Mutual, Inc.*	12,654,430	2,530,886
Health Care 12.1%
Biotechnology 0.9%
Amgen, Inc.* (a)	300,000	15,312,000
Health Care Providers & Services 3.2%
Aetna, Inc.	681,082	18,198,511
Medco Health Solutions, Inc.*	385,000	16,739,800
UnitedHealth Group, Inc.	575,000	18,239,000

		53,177,311
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.* (a)	355,000	14,952,600
Pharmaceuticals 7.1%
Abbott Laboratories (a)	550,000	27,137,000
Merck & Co., Inc. (a)	780,000	27,424,800
Mylan, Inc.* (a)	1,200,000	20,592,000
Novartis AG (ADR) (a)	400,000	20,996,000
Pfizer, Inc. (a)	1,400,000	22,302,000

		118,451,800
Industrials 11.1%
Aerospace & Defense 7.1%
Boeing Co. (a)	350,000	21,395,500
General Dynamics Corp. (a)	150,000	8,380,500
Honeywell International, Inc. (a)	850,000	33,226,500
ITT Corp. (a)	300,000	12,750,000
United Technologies Corp. (a)	650,000	42,386,500

		118,139,000
Construction & Engineering 0.8%
URS Corp.*	400,000	14,268,000
Industrial Conglomerates 2.2%
General Electric Co. (a)	1,350,000	19,548,000
Tyco International Ltd. (a)	450,000	16,776,000

		36,324,000
Machinery 1.0%
Deere & Co. (a)	268,192	16,968,508
Information Technology 14.3%
Communications Equipment 0.4%
QUALCOMM, Inc. (a)	200,000	7,662,000
Computers & Peripherals 3.2%
Hewlett-Packard Co. (a)	1,375,000	52,910,000
IT Services 3.6%
Accenture PLC "A" (a)	700,000	25,620,000
International Business Machines Corp. (a)	280,000	34,504,400

		60,124,400
Office Electronics 1.3%
Xerox Corp.	2,550,000	21,522,000
Semiconductors & Semiconductor Equipment 0.5%
Intel Corp.	500,000	8,860,000
Software 5.3%
BMC Software, Inc.* (a)	450,000	16,227,000
CA, Inc.	600,000	10,806,000
Microsoft Corp.	2,650,000	62,222,000

		89,255,000
Materials 1.1%
Metals & Mining
Agnico-Eagle Mines Ltd. (a)	150,000	9,745,500
BHP Billiton Ltd. (ADR) (a)	135,000	8,981,550

		18,727,050
Telecommunication Services 6.8%
Diversified Telecommunication Services 5.1%
AT&T, Inc. (a)	1,000,000	27,030,000
CenturyLink, Inc. (a)	600,000	21,696,000
Frontier Communications Corp. (a)	240,038	1,855,493
Verizon Communications, Inc. (a)	1,150,000	33,936,500

		84,517,993
Wireless Telecommunication Services 1.7%
Vodafone Group PLC (ADR) (a)	1,200,000	29,016,000
Utilities 4.3%
Electric Utilities 2.7%
Exelon Corp. (a)	350,000	14,252,000
NextEra Energy, Inc. (a)	575,000	30,894,750

		45,146,750
Multi-Utilities 1.6%
Dominion Resources, Inc. (a)	200,000	8,552,000
PG&E Corp. (a)	400,000	18,704,000

		27,256,000

Total Common Stocks (Cost $1,660,500,528)		1,580,048,818
Securities Lending Collateral 46.4%
Daily Assets Fund Institutional, 0.30% (b) (c) (Cost $776,908,805)	776,908,805	776,908,805
Cash Equivalents 6.1%
Central Cash Management Fund, 0.25% (b) (Cost $102,097,249)	102,097,249	102,097,249

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $2,539,506,582) †	146.8	2,459,054,872
Other Assets and Liabilities, Net (a)	(46.8)	(784,130,069)

Net Assets	100.0	1,674,924,803

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,557,440,734. At August 31, 2010, net unrealized depreciation for all securities based on tax cost was $98,385,862. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $213,100,333 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $311,486,195.

(a)
All or a portion of these securities were on loan amounting to $755,899,959. In addition, included in other assets and liabilities, net is a pending sale, amounting to $5,008,560, that is also on loan. The value of all securities loaned at August 31, 2010 amounted to $760,908,519 which is 45.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,580,048,818	$—	$—	$1,580,048,818
Short-Term Investments(d)	879,006,054	—	—	879,006,054
Total	$2,459,054,872	$—	$—	$2,459,054,872

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010